Goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 2,986	$ 0
Additions through business combinations		2,986
Effects of movements in exchange rates	(12)
Ending balance	$ 2,974	$ 2,986